Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Stock Split

On April 10, 2013, the Company's Board of Directors authorized the total number of shares of all classes of stock which the Company has the authority to issue to be 1,000,000,000, of which 900,000,000 shares, par value $0.01 per share, are designated as common stock and a 100,000,000 shares, par value $0.01 per share, are designated as preferred stock. In addition, the Company's Board of Directors authorized a 2,295.248835-for-1 split of the Company's common stock, resulting in 230,079,120 shares of common stock issued, including 79,120 of Treasury shares, and 230,000,000 shares of common stock outstanding and held by ING International, prior to the IPO. These actions were subsequently approved by the Company's sole stockholder on April 10, 2013 and effected on April 11, 2013. The accompanying Condensed Consolidated Financial Statements and Notes to Condensed Consolidated Financial Statements give retroactive effect to the stock split for all periods presented. There are no preferred shares issued or outstanding.

Initial Public Offering

On May 7, 2013, ING U.S., Inc. completed the offering of 65,192,307 shares of its common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING International, an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc. of 34,423,077 shares of outstanding common stock of ING U.S., Inc. Following the IPO, ING International owns 75% of the outstanding common stock of ING U.S., Inc. (before any exercise of the underwriters' option to acquire from ING International up to an additional 9,778,846 shares of ING U.S., Inc. common stock). The initial public offering price of the shares sold in the IPO was $19.50 per share. The Company received net proceeds of $569.9 after deducting underwriting fees of $21.8 and estimated offering costs of $8.3, and used the net proceeds received from the IPO to fund certain capital management activities. The Company did not receive any proceeds from the sale of shares by ING International.

Upon closing of the IPO, the Deal Incentive Awards granted to certain employees were automatically converted into 2,003,614 shares of restricted common stock issued under the 2013 Omnibus Employee Incentive Plan (the "Omnibus Plan"). Additionally, 1,271,322 shares of 2013 restricted common stock granted under the AIH Equity Compensation Plan and 6,629,294 of the 2013 LSPP awards from ING Group were automatically converted into 537,911 and 2,804,730, respectively, of comparable equity awards issued by the Company under the Omnibus Plan. Total common shares awarded or issued by the Company under this conversion plan amounted to 5,346,255.

On May 7, 2013, the Company issued to ING Group warrants to purchase up to 26,050,846 shares of the Company's common stock equal in the aggregate to 9.99% of the issued and outstanding shares of common stock at that date. The initial exercise price of the warrants is $48.75 per share of common stock (which is equal to 250% of the per share public offering price), subject to adjustments, including for stock dividends, certain cash dividends, subdivisions, combinations, reclassifications and non-cash distributions. The warrants provide for, upon the occurrence of certain change of control events affecting the Company, an increase in the number of shares to which a warrant holder is entitled upon payment of the aggregate exercise price of the warrant. The warrants are exercisable from May 7, 2014 to May 7, 2023, provided that they are not exercisable by ING Group or any of its affiliates before January 1, 2017. The warrants are not subject to any contractual restrictions on transfer. However, initially, the warrants are subject to the lock-up arrangement entered into by ING Group with the underwriters. The warrants are exercisable in accordance with their terms before January 1, 2017, by holders other than ING Group or its affiliates, if any.

Extraordinary Dividends and Termination of Contingent Capital Letter of Credit

In March and April 2013, in response to requests made in 2012 and refreshed in 2013, ING U.S., Inc.'s insurance subsidiaries domiciled in Colorado, Connecticut, Iowa and Minnesota received approvals or notices of non-objection, as the case may be, from their respective domiciliary insurance regulators to make extraordinary distributions to ING U.S., Inc. or Lion Holdings, in the aggregate amount of $1.434 billion, contingent upon completion of the IPO and the use of the extraordinary distribution funds solely for Company operations. The approved distributions of $1.434 billion were made on May 8, 2013.

On May 8, 2013, ING U.S., Inc. made a capital contribution to SLDI in the amount of $1.782 billion. Immediately thereafter, SLDI deposited the contributed capital as cash collateral into a funds withheld trust account to support its reinsurance obligation to ING USA related to variable annuity cessions from ING USA to SLDI. Following the deposit by SLDI of the contributed capital into the funds withheld trust account, the $1.5 billion contingent capital LOCs issued under the contingent capital LOC facility were cancelled and on May 14, 2013, the $1.5 billion contingent capital LOC facility was terminated.

Reclassification of Statutory Negative Unassigned Funds

On May 8, 2013, insurance subsidiaries domiciled in Colorado, Iowa and Minnesota each reset, on a one-time basis, their respective negative unassigned funds account as of December 31, 2012 (as reported in their respective 2012 statutory annual statements) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus). These resets were made pursuant to permitted practices in accordance with statutory accounting practices granted by their respective domiciliary insurance regulators. These permitted practices have no impact on total capital and surplus of these insurance subsidiaries and will be reflected in their second quarter statutory financial statements.

Junior Subordinated Notes

On May 16, 2013, the Company issued $750.0 million of 5.65% Fixed-to-Floating Rate Junior Subordinated Notes due in 2053 in a private placement with registration rights (the “2053 Notes”). The 2053 Notes are guaranteed on an unsecured, junior subordinated basis by Lion Holdings. Interest is payable semi-annually, in arrears, on May 15 and November 15 beginning November 15, 2013 and ending on May 15, 2023. The 2053 Notes will bear interest at a fixed rate of 5.65% prior to May 15, 2023. From May 15, 2023, the 2053 Notes will bear interest at an annual rate equal to three-month LIBOR plus 3.58% payable quarterly, in arrears, on February 15, May 15, August 15 and November 15. So long as no event of default with respect to the 2053 Notes has occurred and is continuing, the Company has the right on one or more occasions, to defer the payment of interest on the 2053 Notes for one or more consecutive interest periods for up to five years. During the deferral period, interest will continue to accrue at the then-applicable rate and deferred interest will bear additional interest at the then-applicable rate.

At any time following notice of the Company's plan to defer interest and during the period interest is deferred, the Company and its subsidiaries generally, with certain exceptions, may not make payments on or redeem or purchase any shares of the Company's common stock or any of the debt securities or guarantees that rank in liquidation on a parity with or are junior to the 2053 Notes.

The Company may elect to redeem the 2053 Notes (i) in whole at any time or in part on or after May 15, 2023 at a redemption price equal to the principal amount plus accrued and unpaid interest. If the notes are not redeemed in whole, $25 million of aggregate principal (excluding the principal amount of 2053 Notes held by the Company, or its affiliates) must remain outstanding after giving effect to the redemption; or (ii) in whole, but not in part, at any time prior to May15, 2023 within 90 days after the occurrence of a “tax event” or “rating agency event”, as defined in the 2053 Notes Offering Memorandum, at a redemption price equal to the principal amount, or, if greater, a “make-whole redemption price,” as defined in the 2053 Notes Offering Memorandum, plus, in each case accrued and unpaid interest.

The Company and Lion Holdings agreed to use reasonable best efforts to cause a registration statement to be filed with the SEC within 45 days after the date of note issuance, or; if earlier, on the date the Company files a registration statement covering the exchange of the 2018 Notes and 2022 Notes as discussed above. The registration statement will cover the offer to the holders of the 2053 Notes to exchange the 2053 Notes for new notes containing identical terms except for transfer restrictions.

On May 21, 2013, the Company used the proceeds of the 2053 Notes for the repayment of the outstanding borrowings of $392.5 million under the Syndicated Bank Term Loan.

Subsequent Events

The Company has evaluated subsequent events through March 19, 2013, which is the date these Consolidated Financial Statements were issued.

On February 11, 2013, the Company issued $1.0 billion of unsecured 2.9% Senior Notes due 2018 in a private placement with registration rights (the “2018 Notes”). The 2018 Notes are guaranteed by Lion Connecticut Holdings Inc. Interest is payable semi-annually on each February 15 and August 15, commencing on August 15, 2013. ING Financial Markets, LLC, an affiliate, served as Joint Book Running Manager and was paid $0.3 for its services. Concurrently, as a result of the issuance of the 2018 Notes, the revolving credit borrowings sublimit of the Revolving Credit Agreement was reduced by 50% of the issuance to a minimum of $750.0.

During February 2013, the Company made payments totaling $850.0 on the Syndicated Bank Term Loan from the proceeds of the 2018 Notes. The Company will use the remaining proceeds of the 2018 Notes for general corporate purposes including retirement of outstanding commercial paper.